SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Parts and components	$ 45	$ 43
Inventories	$ 45	$ 43